Borrowings	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Borrowings

11. Borrowings

Our borrowings as of March 31, 2021 and December 31, 2020 consisted of the following (in thousands):

Type of Borrowing	Maturity	Interest rate	March 31, 2021	December 31, 2020
Senior Unsecured Notes:
Senior unsecured notes (issued at 99.322% of par)	9/2023	0.75%	$1,000,000	$1,000,000
Senior unsecured notes (issued at 98.875% of par)	9/2025	1.20%	1,000,000	1,000,000
Senior unsecured notes (issued at 98.284% of par)	9/2027	1.75%	1,000,000	1,000,000
Senior unsecured notes (issued at 97.760% of par)	9/2030	2.20%	1,000,000	1,000,000
Senior unsecured notes (issued at 95.556% of par)	9/2040	3.30%	1,000,000	1,000,000
Senior unsecured notes (issued at 95.306% of par)	9/2050	3.55%	1,000,000	1,000,000
Senior Unsecured Revolving Credit Facility			—	—
Unamortized debt discount and issuance costs			(178,928)	(183,416)

Total debt carrying value			5,821,072	5,816,584
Less: Current portion of long-term debt			—	—

Total long-term debt			$5,821,072	$5,816,584

Senior Unsecured Notes

On September 2, 2020, we issued $6.0 billion of senior unsecured notes (the “Notes”). Our obligations under the Notes are fully and unconditionally guaranteed by RP Holdings, a non-wholly owned subsidiary. Interest on each series of the Notes accrues at the respective rate per annum and is payable semi-annually in arrears on March 2 and September 2 of each year, commenced on March 2, 2021. The Notes were issued at a total discount of $149.0 million. We capitalized approximately $40.4 million in debt issuance costs primarily composed of underwriting fees. The discount and the capitalized debt issuance costs are recorded as a direct deduction from the carrying amount of the Notes on our condensed consolidated balance sheets and are being amortized as additional interest expense using the effective interest rate method over the period from issuance through maturity. The Notes have a weighted average coupon rate and a weighted average effective interest rate of 2.125% and 2.50% as of March 31, 2021, respectively.

Our Notes may be redeemed at our option at a redemption price equal to the greater of (i) 100% of the principal amount of the notes to be redeemed and (ii) the sum of the present values of the remaining scheduled payments of principal and interest on the notes to be redeemed (exclusive of interest accrued to the date of redemption) discounted to the redemption date on a semiannual basis at the Treasury Rate, plus a make-whole premium as defined in the indenture. Our Notes maturing after 2023 also have a call feature, exercisable at our option, to redeem the Notes at par in whole or in part one to six months immediately preceding maturity. In each case, accrued and unpaid interest is also required to be redeemed to the date of redemption.

Upon the occurrence of a change of control triggering event and downgrade in the rating of our Notes by two of three credit agencies, the holders may require us to repurchase all or part of their Notes at a price equal to 101% of the aggregate principal amount of the Notes to be repurchased, plus accrued and unpaid interest, if any, to the date of repurchase.

We are required to comply with certain covenants under our Notes and as of March 31, 2021, we were in compliance with all applicable covenants.

We used the net proceeds from the Notes offering, together with available cash on hand, to repay in full the senior secured credit facilities.

Senior Unsecured Revolving Credit Facility

On September 18, 2020, our subsidiary RP Holdings, as borrower, entered into a five-year unsecured revolving credit facility (the “Revolving Credit Facility”) which provides for borrowing capacity of up to $1.5 billion for general corporate purposes. We capitalized approximately $6.1 million in debt issuance costs related to the revolving credit facility which is recorded within Other current assets for the current portion and Other assets for the non-current portion. As of March 31, 2021 and December 31, 2020, there were no outstanding borrowings under the Revolving Credit Facility.

The Revolving Credit Facility is subject to an interest rate, at our option, of either (a) a base rate determined by reference to the highest of (1) the administrative agent’s prime rate, (2) the federal funds effective rate and the overnight bank funding rate, plus 0.5% and (3) the one month adjusted LIBOR, plus 1% per annum (“ABR”) or (b) adjusted LIBOR, plus in each case, the applicable margin. The applicable margin for the Revolving Credit Facility varies based on our consolidated leverage ratio. Accordingly, the interest rates for the Revolving Credit Facility fluctuates during the term of the facility based on changes in the ABR, LIBOR and future changes in our consolidated leverage ratio.

The revolving credit agreement (the “Credit Agreement”) that governs the Revolving Credit Facility contains certain customary covenants, that among other things, require us to maintain (i) a consolidated leverage ratio at or below 4.00 to 1.00 (or at or below 4.50 to 1.00 following a qualifying material acquisition) of consolidated funded debt to consolidated EBITDA, each as defined and calculated with the ratio level calculated with further adjustments as set forth in the Credit Agreement and (ii) a consolidated coverage ratio at or above 2.50 to 1.00 of consolidated EBITDA to consolidated charges, each as defined and calculated with further adjustments as set forth in the Credit Agreement. All obligations under the Revolving Credit Facility are unconditionally guaranteed by us. As of March 31, 2021, RP Holdings was in compliance with these covenants.

Senior Secured Credit Facilities

On February 11, 2020, in connection with the Exchange Offer Transactions (as discussed in Note 1–Organization and Purpose) and using funds contributed by RPI Intermediate FT and the Legacy Investors Partnerships, RPIFT repaid its outstanding debt and accrued interest, and terminated all outstanding interest rate swaps. RPI Intermediate FT, as borrower, entered into a term loan credit agreement (the “Senior Secured Credit Agreement”) with Bank of America, N.A., as administrative agent, the lenders party thereto from time to time and the other parties thereto. The senior secured credit facilities contained in the Senior Secured Credit Agreement consisted of a term loan A (“Tranche A-1”) and term loan B (“Tranche B-1”) in the amounts of $3.20 billion and $2.84 billion, respectively. In September 2020, we repaid in whole the outstanding principal amounts of term loans under the senior secured credit facilities governed by the Senior Secured Credit Agreement with net proceeds from the Notes and available cash on hand.

RPIFT Senior Secured Credit Facilities

The RPIFT Senior Secured Credit Facilities were repaid in full in February 2020 in connection with the Exchange Offer Transactions. We recorded a loss on debt extinguishment of $5.4 million as part of Other non-operating (income)/expense, net, during the three months ended March 31, 2020.

Principal Payments on the Notes

The future principal payments for our borrowings as of March 31, 2021 over the next five years and thereafter are as follows (in thousands):

Year	Principal Payments
Remainder of 2021	$—
2022	—
2023	1,000,000
2024	—
2025	1,000,000
Thereafter	4,000,000

Total (1)	$6,000,000

(1)

Excludes unamortized discount and loan issuance costs on long-term debt of $178.9 million as of March 31, 2021, which are amortized through interest expense over the remaining life of the underlying debt obligations.

As of March 31, 2021, the fair value of our outstanding Notes was approximately $5.8 billion and is classified as a Level 2 measurement within the fair value hierarchy.

11. Borrowings

Our borrowings at December 31, 2020 and 2019 consisted of the following (in thousands):

Type of Borrowing	Maturity	Interest rate	December 31, 2020	December 31, 2019
Senior Unsecured Notes:
Senior unsecured notes (issued at 99.322% of par)	9/2023	0.75%	$1,000,000	$—
Senior unsecured notes (issued at 98.875% of par)	9/2025	1.20%	1,000,000	—
Senior unsecured notes (issued at 98.284% of par)	9/2027	1.75%	1,000,000	—
Senior unsecured notes (issued at 97.760% of par)	9/2030	2.20%	1,000,000	—
Senior unsecured notes (issued at 95.556% of par)	9/2040	3.30%	1,000,000	—
Senior unsecured notes (issued at 95.306% of par)	9/2050	3.55%	1,000,000	—
Senior Unsecured Revolving Credit Facility	—	—
RPIFT Senior Secured Credit Facilities (1):
Term Loan B Facility	(2)	LIBOR + 200 bps	—	4,123,000
Term Loan A Facility	(2)	LIBOR + 150 bps	—	2,150,000
Unamortized debt discount and issuance costs			(183,416)	(34,878)

Total debt carrying value			5,816,584	6,238,122
Less: Current portion of long-term debt			—	(281,984)

Total long-term debt			$5,816,584	$5,956,138

(1)	The carrying value of our senior secured term loans, including the current portion, approximates its fair value and represented a Level 2 liability within the fair value hierarchy.
(2)

In February 2020, the outstanding principal amounts of our Prior Credit Facility (as defined below) were repaid in full with net proceeds from our senior secured credit facilities which we subsequently repaid in full in September 2020 with net proceeds from the Notes (as defined below) and available cash on hand.

Senior Unsecured Notes

On September 2, 2020, we issued $6 billion of senior unsecured notes (the “Notes”). Our obligations under the Notes are fully and unconditionally guaranteed by RP Holdings, a non-wholly owned subsidiary. Interest on each series of the Notes accrues at the respective rate per annum and is payable semi-annually in arrears on March 2 and September 2 of each year, commencing on March 2, 2021. The Notes were issued at a total discount of $149.0 million. In connection with the transaction, we capitalized approximately $40.4 million in debt issuance costs primarily comprised of underwriting fees. The discount and the capitalized debt issuance costs are recorded as a direct deduction from the carrying amount of the Notes on our consolidated balance sheets and are being amortized as additional interest expense using the effective interest rate method over the period from issuance through maturity. The Notes have a weighted average coupon rate and a weighted average effective interest rate of 2.125% and 2.50% as of December 31, 2020, respectively.

Our Notes may be redeemed at our option at a redemption price equal to the greater of (i) 100% of the principal amount of the notes to be redeemed and (ii) the sum of the present values of the remaining scheduled payments of principal and interest on the notes to be redeemed (exclusive of interest accrued to the date of redemption) discounted to the redemption date on a semiannual basis at the Treasury Rate, plus a make-whole premium as defined in the indenture. Our Notes maturing after 2023 also have a call feature, exercisable at our option, to redeem the Notes at par in whole or in part one to six months immediately preceding maturity. In each case, accrued and unpaid interest is also required to be redeemed to the date of redemption.

Upon the occurrence of a change of control and downgrade in the rating of our Notes by two of three credit agencies, the holders may require us to repurchase all or part of their Notes at a price equal to 101% of the aggregate principal amount of the Notes to be repurchased, plus accrued and unpaid interest, if any, to the date of repurchase.

We are required to comply with certain covenants under our Notes and, as of December 31, 2020, we were in compliance with all applicable covenants.

We used the net proceeds from the Notes offering, together with available cash on hand, to repay in full the senior secured credit facilities.

Senior Unsecured Revolving Credit Facility

On September 18, 2020, our subsidiary RP Holdings, as borrower, entered into a five-year unsecured revolving credit facility (the “Revolving Credit Facility”) which provides for borrowing capacity of up to $1.5 billion for general corporate purposes. In connection with the transaction, we capitalized approximately $6.1 million in debt issuance costs related to the revolving credit facility which is recorded within Other current assets for the current portion and Other assets for the non-current portion. As of December 31, 2020, there were no outstanding borrowings under the Revolving Credit Facility.

The Revolving Credit Facility is subject to an interest rate, at our option, of either (a) a base rate determined by reference to the highest of (1) the administrative agent’s prime rate, (2) the federal funds effective rate and the overnight bank funding rate, plus 0.5% and (3) the one month adjusted LIBOR, plus 1% per annum (“ABR”) or (b) adjusted LIBOR, plus in each case, the applicable margin. The applicable margin for the Revolving Credit Facility varies based on our consolidated leverage ratio. Accordingly, the interest rates for the Revolving Credit Facility fluctuates during the term of the facility based on changes in the ABR, LIBOR and future changes in our consolidated leverage ratio.

The revolving credit agreement (the “Credit Agreement”) that governs the Revolving Credit Facility contains certain customary covenants, that among other things, require us to maintain (i) a consolidated leverage ratio at or below 4.00 to 1.00 (or at or below 4.50 to 1.00 following a qualifying material acquisition) of consolidated funded debt to consolidated EBITDA, each as defined and calculated with the ratio level calculated with further adjustments as set forth in the Credit Agreement and (ii) a consolidated coverage ratio at or above 2.50 to 1.00 of consolidated EBITDA to consolidated charges, each as defined and calculated with further adjustments as set forth in the Credit Agreement. All obligations under the Revolving Credit Facility are unconditionally guaranteed by us. As of December 31, 2020, RP Holdings was in compliance with these covenants.

Senior Secured Credit Facilities

On February 11, 2020, in connection with the Exchange Offer Transactions (as discussed in Note 1-Organization and Purpose) and using funds contributed by RPI Intermediate FT and the Legacy Investors Partnerships, RPIFT repaid its outstanding debt and accrued interest, and terminated all outstanding interest rate swaps. RPI Intermediate FT, as borrower, entered into a term loan credit agreement (the “Senior Secured Credit Agreement”) with Bank of America, N.A., as administrative agent, the lenders party thereto from time to time and the other parties thereto. The senior secured credit facilities contained in the Senior Secured Credit Agreement consisted of a term loan A (“Tranche A-1”) and term loan B (“Tranche B-1”) in the amounts of $3.20 billion and $2.84 billion, respectively. Tranche A-1 had an interest rate of 1.50% above LIBOR and matures in February 2025. Tranche B-1 had an interest rate of 1.75% above LIBOR and matures in February 2027. In September 2020, the Company repaid in whole the outstanding principal amounts of term loans under the senior secured credit facilities governed by the Senior Secured Credit Agreement with net proceeds from the Notes and available cash on hand. Upon refinancing of our senior secured credit facilities in September 2020, we recorded a loss on debt extinguishment of $25.1 million as part of Other non-operating expense/(income), net, which primarily consisted of unamortized loan issuance costs and original issue discount related to our senior secured credit facilities.

RPIFT Senior Secured Credit Facilities

The RPIFT Senior Secured Credit Facilities (the “Prior Credit Facility”) was repaid in full in February 2020 in connection with the Exchange Offer Transactions. We recorded a loss on debt extinguishment of $5.4 million as part of Other non-operating expense/(income), net,. As of December 31, 2019, the Prior Credit Facility included two term loans, Term Loan A and Term Loan B. Tranche A-4 required annual amortization of 5.9% per year and tranche B-6 required annual amortization of 3.2% per year. The Prior Credit Facility was secured by a grant by RPIFT of a security interest in substantially all of its personal property and a grant by RPCT of a security interest in RPIFT’s share (80%) of all amounts on deposit in RPCT’s bank account.

The Prior Credit Facility contained the following covenants measured quarterly: (i) maximum total leverage ratio of 4:00 to 1:00; (ii) debt coverage ratio of greater than 3.50 to 1.00. RPIFT was in compliance with these covenants at December 31, 2019.

Principal payments on the Notes

The future principal payments for our borrowings as of December 31, 2020 over the next five years and thereafter are as follows (in thousands):

Year	Principal Payments
2021	$—
2022	—
2023	1,000,000
2024	—
2025	1,000,000
Thereafter	4,000,000

Total (1)	$6,000,000

(1)

Excludes unamortized discount and loan issuance costs on long-term debt of $183.4 million as of December 31, 2020, which are amortized through interest expense over the remaining life of the underlying debt obligations.

As of December 31, 2020, the fair value of our outstanding Notes was approximately $6.2 billion and represented a Level 2 measurement within the fair value hierarchy.